Shareholder Report, Line Graph (Details) LMF6000_Western Asset Short Duration Municipal Income Fund_Class IS_TSR Annual {Class IS} - USD ($)										12 Months Ended
	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2019	Feb. 28, 2018	Sep. 15, 2017	Feb. 28, 2026
Class IS
Account Value [Line Items]
Line Graph and Table Measure Name										Class IS
Accumulated Value	$ 1,123,221	$ 1,084,974	$ 1,044,173	$ 1,057,339	$ 1,070,254	$ 1,056,332	$ 1,017,128	$ 998,552	$ 1,000,000	$ 1,175,062
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg Municipal Bond Index
Accumulated Value	1,170,002	1,136,352	1,077,949	1,135,849	1,143,394	1,131,422	1,033,630	992,659	1,000,000	$ 1,228,068
Bloomberg Municipal 3 Year (2-4) Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg Municipal 3 Year (2-4) Index
Accumulated Value	$ 1,116,415	$ 1,080,621	$ 1,043,545	$ 1,061,419	$ 1,076,617	$ 1,057,516	$ 1,018,735	$ 994,153	$ 1,000,000	$ 1,165,262